SUBSEQUENT EVENTS	12 Months Ended
Jan. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Subsequent to January 31, 2026, and through March 18, 2026, we repurchased according to the share repurchase program an additional 442,064 ordinary shares for an aggregate purchase price of approximately 3.4 million.

On March 2, 2026, our board of directors approved an additional share repurchase program authorizing the repurchase of up to a further $20 million of our ordinary shares over a period of 18 months, through January 14, 2027.

In February 2026, Social Navigator Inc. (d/b/a Liferaft), a company in which we hold a Noncontrolling minority investments, entered into a definitive agreement to be acquired for a total transaction value of approximately CAD 123 million, subject to customary adjustments and closing conditions. The transaction closed on March 13, 2026. We are evaluating the financial impact of the transaction, including any potential gain related to our Noncontrolling investments.